Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in thousands)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2021	6,652	6,561	7,792	4,435	25,440
Accumulated Depreciation	(747)	(2,755)	(3,486)	(1,448)	(8,436)
Net book amount at January 1, 2021	5,905	3,806	4,306	2,987	17,004

Six month period ended June 30, 2021
Opening net book amounts	5,905	3,806	4,306	2,987	17,004
Additions	845	685	1,238	724	3,492
Depreciation	(437)	(959)	(1,011)	(477)	(2,884)
Currency Translation	55	(8)	—	15	62
Net book value at June 30, 2021	6,368	3,524	4,533	3,249	17,674

Cost at June 30, 2021	7,554	7,210	9,030	5,183	28,978
Accumulated Depreciation	(1,186)	(3,686)	(4,497)	(1,934)	(11,304)
Net book amount at June 30, 2021	6,368	3,524	4,533	3,249	17,674

Cost at January 1, 2022	20,877	7,319	11,896	7,758	47,850
Accumulated Depreciation	(1,879)	(3,487)	(5,586)	(2,499)	(13,451)
Net book amount at January 1, 2022	18,998	3,832	6,310	5,259	34,399

Six month period ended June 30, 2022
Opening net book amounts	18,998	3,832	6,310	5,259	34,399
Additions	12,796	979	3,344	6,532	23,651
Disposals	(206)	—	(1,327)	—	(1,533)
Depreciation	(1,149)	(1,262)	(1,621)	(921)	(4,953)
Currency Translation	230	81	—	125	436
Net book value at June 30, 2022	30,669	3,630	6,706	10,995	52,000

Cost at June 30, 2022	33,297	8,075	8,320	14,240	63,932
Accumulated Depreciation	(2,628)	(4,445)	(1,614)	(3,245)	(11,932)
Net book amount at June 30, 2022	30,669	3,630	6,706	10,995	52,000

Other comprises IT and office equipment as well as owned vehicles. As at June 30, 2022, leasehold improvements in the amount of CHF 14.5 million (December 31, 2021: CHF 9.3 million) are not yet in use.